Operating expenses - Payroll Costs, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Analysis of income and expense [abstract]
End-of-period headcount | employee	100	90	110
Increase in number of employees | employee	10
Short-term employee benefits expense | €	€ 15,700	€ 15,100	€ 16,800
Share-based payments | €	€ 3,201	€ 2,924	€ 4,320